Financial Instruments - Summary of Income from Financial Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Expense Gains Or Losses Of Financial Instruments [Abstract]
Interest income on financial assets carried at amortized cost	$ 135	$ 161	$ 181
Interest income on financial assets fair valued through other comprehensive income	86	55	46
Dividend income on investments carried at fair value through profit or loss		1
Gain / (loss) on investments carried at fair value through profit or loss	24	10	26
Gain / (loss) on investments carried at fair value through other comprehensive income		11	6
Income from financial assets	$ 245	$ 238	$ 259